CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 2,763,000	$ 2,983,000	$ 9,690,000	$ 9,698,000
General and administrative	2,213,000	2,245,000	8,544,000	10,238,000
Total operating expenses	4,976,000	5,228,000	18,234,000	19,936,000
Operating loss	(3,299,000)	(4,722,000)	(13,321,000)	(19,712,000)
Other income (expense):
Interest income	72,000	51,000	400,000	147,000
Interest expense	(34,000)	(134,000)	(395,000)	(711,000)
Change in fair value of liability instruments			0	1,000
Total other expense	38,000	(83,000)	5,000	(563,000)
Net loss	$ (3,261,000)	$ (4,805,000)	$ (13,316,000)	$ (20,275,000)
Net loss per share, basic	$ (0.75)	$ (2.07)	$ (4.24)	$ (11.58)
Net loss per share, diluted	$ (0.75)	$ (2.07)	$ (4.24)	$ (11.58)
Basic weighted average shares used in calculating net loss per share attributable to common stockholders	4,321,731	2,320,017	3,140,925	1,750,350
Diluted weighted average shares used in calculating net loss per share attributable to common stockholders	4,321,731	2,320,017	3,140,925	1,750,350
Grant [Member]
Revenue	$ 1,677,000	$ 506,000	$ 4,913,000	$ 224,000